15. Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of accrued interest payable - related parties
	December 31, 2018	December 31, 2017
Accrued interest payable - Mr. Gibbs	$340,218	$221,103
Accrued interest payable - Mr. Power	76,504	16,562
Accrued interest payable - Dr. Carson	3,736	986
	$420,458	$238,651

Advances payable - related parties

	Year Ended December 31, 2018
	Advances	Repayments (including transfers)	Balance
Mr. Power	19,300	19,300	$–
Mr. Carson	–	8,100	–
Totals	$19,300	$27,400	$–

	Year Ended December 31, 2017
	Advances	Repayments (including transfers)	Balance
Mr. Power	$26,050	$26,050	$–
Mr. Carson	8,100	–	8,100
Totals	$34,150	$26,050	$8,100